Inventories	9 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
Inventories	4. Inventories: The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31,	September 30,
	2021	2022
Lubricants	$552	$715
Bunkers	1,015	2,104
Total	$1,567	$2,819